THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

Australia — 5.7%
AGL Energy	1,500	$10,319

Aristocrat Leisure	2,210	63,281

BHP Group	2,280	83,780

CSL	286	59,742

Goodman Group ‡	3,580	52,151

Harvey Norman Holdings	5,199	21,107

Rio Tinto	1,479	138,032

		428,412

Austria — 1.2%
ANDRITZ	960	52,169

OMV	730	35,992

		88,161

Belgium — 0.2%
UCB	186	17,232

Canada — 2.8%
Canadian Imperial Bank of Commerce	200	20,792

CI Financial	1,800	28,937

Constellation Software	50	73,381

IGM Financial	600	21,420

Magna International	300	28,332

National Bank of Canada	500	36,350

		209,212

China — 0.2%
Lenovo Group	12,000	16,461

Denmark — 2.3%
AP Moller - Maersk, Cl B	10	24,819

Carlsberg, Cl B	310	54,553

Genmab *	150	55,059

Pandora *	360	40,777

		175,208

Finland — 1.6%
Kesko, Cl B	810	24,677

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Finland — (continued)
Neste	1,607	$97,374

		122,051

France — 10.4%
Air Liquide	130	21,900

AXA	1,720	48,647

BNP Paribas	1,080	69,323

Credit Agricole	2,160	33,427

Ipsen	400	38,684

Klepierre ‡ *	1,845	48,933

Legrand	580	56,482

L’Oreal	120	49,290

LVMH Moet Hennessy Louis Vuitton	140	105,399

Publicis Groupe	290	18,779

Sanofi	140	14,689

Schneider Electric	380	60,770

STMicroelectronics	800	29,970

Thales	486	49,537

TOTAL	598	26,475

Veolia Environnement	710	22,612

Vivendi	2,410	84,026

		778,943

Germany — 8.0%
Allianz	434	112,912

Brenntag	610	54,769

Daimler	860	76,563

Deutsche Post	1,500	88,285

DWS Group GmbH & KGaA	400	17,505

E.ON	2,500	30,135

GEA Group	1,640	71,987

Hannover Rueck	409	75,627

SAP	160	22,460

Siemens	280	46,731

		596,974

Hong Kong — 1.1%
BOC Hong Kong Holdings	9,500	33,517

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
CK Asset Holdings	5,500	$34,489

WH Group	12,500	10,929

		78,935

Ireland — 0.8%
ICON *	266	57,709

Israel — 1.3%
Check Point Software Technologies *	852	99,522

Italy — 1.2%
CNH Industrial	2,840	42,236

DiaSorin	160	27,171

Enel	1,790	17,791

		87,198

Japan — 22.7%
Asahi Group Holdings	1,700	71,008

Cosmos Pharmaceutical	200	28,713

Daito Trust Construction	600	63,794

ENEOS Holdings	7,000	30,180

Fujitsu	400	63,702

Hitachi	300	14,771

Honda Motor	2,100	62,103

Hoya	200	22,756

ITOCHU	500	15,592

KDDI	1,000	30,250

McDonald’s Holdings Japan	1,100	50,224

Mitsubishi Electric	7,100	109,271

Mitsubishi Gas Chemical	1,500	34,683

Mitsui Chemicals	1,500	47,214

NEC	800	46,555

Nintendo	200	114,722

Nippon Telegraph & Telephone	2,800	70,583

Nissan Chemical	700	35,996

Obayashi	2,100	19,157

Ono Pharmaceutical	1,400	35,240

ORIX	4,700	75,581

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — (continued)
Otsuka Holdings	700	$26,907

Renesas Electronics *	2,000	23,332

Resona Holdings	7,000	28,758

Shin-Etsu Chemical	200	33,763

Shionogi	1,000	52,585

Sony	1,800	179,521

Sumitomo Metal Mining	400	16,979

Sundrug	500	17,042

Takeda Pharmaceutical	1,700	56,543

TDK	200	27,175

Tokyo Electron	200	88,426

Tosoh	1,300	23,052

Toyo Suisan Kaisha	400	16,305

Welcia Holdings	1,200	37,441

ZOZO	900	30,387

		1,700,311

Netherlands — 6.1%
Akzo Nobel	480	57,662

ASML Holding	170	110,612

Koninklijke Ahold Delhaize	2,505	67,431

NN Group	1,120	55,975

Randstad	620	44,784

Wolters Kluwer	1,373	124,231

		460,695

New Zealand — 0.8%
Fisher & Paykel Healthcare	2,320	59,684

Norway — 0.2%
Gjensidige Forsikring	625	14,225

Singapore — 3.1%
DBS Group Holdings	5,400	121,371

Singapore Exchange	5,700	44,760

United Overseas Bank	3,400	67,936

		234,067

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

South Korea — 1.2%
KB Financial Group ADR	1,770	$86,588

Spain — 0.7%
Red Electrica	3,045	55,920

Sweden — 4.7%
Atlas Copco, Cl A	891	53,993

Evolution Gaming Group	480	94,803

Husqvarna, Cl B	1,280	17,819

Lundin Energy	1,440	46,131

Sandvik	3,447	85,223

Telefonaktiebolaget LM Ericsson, Cl B	4,080	55,878

		353,847

Switzerland — 8.5%
Logitech International	770	86,338

Nestle	1,057	126,018

Novartis	1,770	151,097

Partners Group Holding	29	41,281

Roche Holding	522	170,104

Sonova Holding *	200	59,151

		633,989

United Kingdom — 12.3%
3i Group	6,485	114,817

Auto Trader Group *	2,720	21,419

Aviva	3,323	18,371

BAE Systems	7,372	51,536

Barclays	15,000	36,356

Bunzl	1,310	42,099

Burberry Group *	732	20,835

Entain *	980	22,893

Evraz	7,301	64,773

Ferguson	210	26,485

GlaxoSmithKline	2,739	50,673

JD Sports Fashion	1,530	19,406

M&G	11,000	33,011

Next *	820	88,354

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — (continued)
Persimmon	460	$19,897

RELX	3,308	85,865

Royal Dutch Shell, Cl B	4,537	81,393

Schroders	370	18,436

Unilever	1,857	108,521

		925,140

United States — 0.9%
Playtika Holding *	870	24,169

Sensata Technologies Holding *	470	27,138

Spotify Technology *	60	15,127

		66,434

TOTAL COMMON STOCK (Cost $6,099,623)		7,346,918

EXCHANGE TRADED FUND — 0.8%

iShares MSCI EAFE ETF (Cost $48,642)	786	61,394

TOTAL INVESTMENTS— 98.8% (Cost $6,148,265)		$7,408,312

Percentages are based on total Net Assets of $7,494,890.

‡	Real Estate Investment Trust
*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND April 30, 2021 (UNAUDITED)

The following table summarizes the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$428,412	$—	$—	$428,412

Austria	88,161	—	—	88,161

Belgium	17,232	—	—	17,232

Canada	209,212	—	—	209,212

China	—	16,461	—	16,461

Denmark	—	175,208	—	175,208

Finland	122,051	—	—	122,051

France	778,943	—	—	778,943

Germany	596,974	—	—	596,974

Hong Kong	—	78,935	—	78,935

Ireland	57,709	—	—	57,709

Israel	99,522	—	—	99,522

Italy	87,198	—	—	87,198

Japan	1,700,311	—	—	1,700,311

Netherlands	460,695	—	—	460,695

New Zealand	59,684	—	—	59,684

Norway	14,225	—	—	14,225

Singapore	234,067	—	—	234,067

South Korea	86,588	—	—	86,588

Spain	55,920	—	—	55,920

Sweden	353,847	—	—	353,847

Switzerland	633,989	—	—	633,989

United Kingdom	925,140	—	—	925,140

United States	66,434	—	—	66,434

Total Common Stock	7,076,314	270,604	—	7,346,918
Exchange Traded Fund	61,394	—	—	61,394

Total Investments in Securities	$7,137,708	$270,604	$—	$7,408,312

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

SGA-QH-001-1000